Share Sale and Purchase Agreement	6 Months Ended
Jun. 30, 2026
Share Sale and Purchase Agreement [Abstract]
SHARE SALE AND PURCHASE AGREEMENT

NOTE 19 — SHARE SALE AND PURCHASE AGREEMENT

On June 29, 2026, Webull entered into a share sale and purchase agreement (the “Purchase Agreement”), by and among Webull, Webull Holdings (Singapore) Pte. Ltd., a wholly owned subsidiary of Webull, Country Group Holdings Public Company Limited (“CGH”), and Pi Securities Public Company Limited, a public limited company engaged in the brokerage business and established under the laws of Thailand, (“Pi Securities”), pursuant to which Webull Holdings (Singapore) Pte. Ltd. agreed to purchase, and CGH agreed to sell, an aggregate of approximately 90.98% of the equity interest in Pi Securities for total consideration of approximately US$90,000,000, subject to certain adjustments as described in the Purchase Agreement. The transaction contemplated under the Purchase Agreement closed on August 31, 2026 (the “Closing”). The consideration under the Purchase Agreement consists of the following: (i) US$5,000,000 was paid in cash at the time of signing the Purchase Agreement; (ii) US$5,000,000 was paid in cash at Closing; (iii) US$60,000,000 was paid through the issuance of 7,091,780 Class A ordinary shares (the “Consideration Shares”) at Closing; and (iv) US$20,000,000 was paid through the issuance of the 2,363,927 Class A ordinary shares (the “Escrow Shares”).

The Consideration Shares issued were determined by dividing US$60,000,000 by the volume-weighted average price of our stock over the last twenty-five trading days preceding the Closing (the “Conversion Price”). We have filed a registration statement for CGH to sell the shares. Pursuant to the Purchase Agreement, the aggregate cash proceeds received by CGH through an orderly market disposition process will be assessed during and after 45 days after Closing (which may be extended by an additional 15 days if the registration statement is not declared effective within two weeks following the Closing) (the “Initial Disposal Period”). Immediately upon the aggregate cash proceeds reaching US$60,000,000, CGH’s right to dispose of any remaining Consideration Shares shall cease, and CGH shall immediately transfer all such remaining Consideration Shares back to us for no consideration. Alternatively, if upon disposal of all the Consideration Shares during the Initial Disposal Period, the aggregate cash proceeds are less than US$60,000,000, than we will issue additional Class A ordinary shares to CGH to ensure that CGH realizes the full economic value of $60,000,000 on or before October 31, 2026 (the “Final Settlement Date”), and failing so, we will settle any remaining shortfall on the Final Settlement Date.

The Escrow Shares issued were determined by dividing US$20,000,000 by the Conversion Price. The Escrow Shares will be released to CGH, subject to potential adjustments under the Purchase Agreement, on the Final Settlement Date. On the business day immediately prior to the Final Settlement Date, if the volume-weighted average price of our Class A ordinary shares over the seven trading days preceding such date is less than 90% of the Conversion Price, we will issue additional Class A ordinary shares (“Make-Whole Shares”) to CHG. For purposes of determining the settlement to be made on the Final Settlement Date, the value of the Escrow Shares (including any Make-Whole Shares, to the extent applicable) will be $US20,000,000, converted into Thai Baht (the “Escrow Value”), and compared to an amount (“Final Amount”), calculated based on Pi Securities book value as of August 31, 2026 (“Final Book Value”), plus a premium, and other adjustments under the Purchase Agreement. The comparison will be made in Thai Baht. If the Escrow Value is less than the Final Amount, then we shall release all Escrow Shares and pay the deficit in a lump sum USD cash payment or issue additional Class A ordinary shares. Alternatively, if the Escrow Value exceeds the Final Amount, CGH shall only be entitled to receive a partial number of Escrow Shares, the value of which will equal the Final Amount.

The maximum aggregate value of additional or adjustment shares that may be issued to CGH pursuant to the price protection and adjustment provisions of the Purchase Agreement is US$24,000,000 (the “Issuance Cap”), and the maximum aggregate number of such shares is 2,836,712 calculated, by dividing the Issuance Cap by the Conversion Price. In the event any adjustments required under the Purchase Agreement exceed the Issuance Cap, we shall satisfy the amount of such excess by making a USD cash payment to CGH.

On June 29, 2026, Webull Holdings (Singapore) Pte. Ltd. entered into a separate share sale and purchase agreement (the “SPA”) with another shareholder to acquire an additional 8.38% equity interest in Pi Securities for cash consideration of US$10,000,000. The SPA closed on August 31, 2026, and the cash consideration was paid.

The closing of the transactions contemplated under Purchase Agreement and SPA (collectively, referred to as the “Pi Acquisition”) provides Webull Holdings (Singapore) Pte. Ltd. with a controlling financial interest of approximately 99.36% in Pi Securities.

The Pi Acquisition meets the definition of a business combination; and, therefore, Webull will account for the transaction using the acquisition method of accounting. The total consideration of the Pi Acquisition is approximately US$100,000,000, subject to Final Book Value adjustments, consisting of US$20,000,000 paid in cash and US$80,000,000 paid through the issuance of our Class A ordinary shares. The Pi Acquisition is not considered significant; and, accordingly, supplemental pro forma financial information is not included herein. The Company is in process of determining the identifiable intangible assets and their fair values as well as the amount of goodwill resulting from the Pi Acquisition.

Pi Securities is an investment services provider with more than 50 years of experience in Thailand’s capital markets. This acquisition will increase Webull’s footprint across the broader Southeast Asia.